Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table details the fair value hierarchy of the Company's financial assets measured at fair value on a recurring basis as of December 31, 2014:

		Fair Value Measurements Using:
Cash Equivalents:	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Money market funds	$17,865	$17,865	$—	$—
Certificates of deposit	1,456	—	1,456	—
	$19,321	$17,865	$1,456	$—

Investments:	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
U.S. government agency bonds	$7,502	$—	$7,502	$—
Corporate bonds and commercial paper	6,192	—	6,192	—
Certificates of deposit	7,262	—	7,262	—
	$20,956	$—	$20,956	$—